Domini Social Investment Trust

532 Broadway, 9th Floor

New York, New York 10012

January 26, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Domini Social Investment Trust]
Registration Statement on Form N-14
(File Nos. 333-163831 and 811-05823)

Ladies and Gentlemen:

On behalf of the Domini Social Investment (the “Registrant”), a Massachusetts business trust, we are hereby filing, pursuant to the requirements of Rule 497(c), the proxy statement/prospectus and statement of additional information relating to a proposed reorganization whereby substantially all of the assets of each class of shares of Domini European Social Equity Fund and Domini PacAsia Social Equity Fund, each a series of the Registrant, will be transferred in a tax-free reorganization to Domini International Social Equity Fund, also a series of the Registrant, in exchange for corresponding classes of shares.

Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made, the file numbers of the registration statement to which this filing relates are noted on the proxy statement/prospectus and statement of additional information.

Please call the undersigned at 212-217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy
Megan L. Dunphy
Deputy General Counsel
Domini Social Investments LLC